UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-02363
                                    ---------

                       Cornerstone Total Return Fund, Inc.
                -------------------------------------------------
                (Exact name of registrant as secified in charter)

                383 MADISON AVENUE,                 NEW YORK, NY  10179
       ----------------------------------------     -------------------
       (Address of principal executive offices)         (Zip code)

                 FRANK J. MARESCA. 383 MADISON AVE, NEW YORK, NY
                 -----------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:    212-272-3550
                                                       ------------
Date of fiscal year end: DECEMBER 31, 2003

Date of reporting period:  JANUARY 1, 2003 THROUGH JUNE 30, 2003
                           -------------------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

CORNERSTONE TOTAL RETURN FUND, INC.

DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw                 Chairman of the Board of
                                    Directors and President
Gary A. Bentz                     Director, Vice President
                                    and Treasurer
Thomas H. Lenagh                  Director
Edwin Meese III                   Director
Scott B. Rogers                   Director
Andrew A. Strauss                 Director
Glenn W. Wilcox, Sr.              Director
Thomas R. Westle                  Secretary

                                  STOCK TRANSFER AGENT AND
INVESTMENT MANAGER                REGISTRAR
Cornerstone Advisors, Inc.        American Stock Transfer &
One West Pack Square              Trust Co.
Suite 1650                        59 Maiden Lane
Asheville, NC 28801               New York, NY 10038

ADMINISTRATOR                     INDEPENDENT ACCOUNTANTS
Bear Stearns Funds                Tait, Weller & Baker
Management Inc.                   1818 Market Street
383 Madison Avenue                Suite 2400
New York, NY 10179                Philadelphia, PA 19103

CUSTODIAN                         LEGAL COUNSEL
Custodial Trust Company           Spitzer & Feldman P.C.
101 Carnegie Center               405 Park Avenue
Princeton, NJ 08540               New York, NY 10022

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent accountants, who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

================================================================================

                               CORNERSTONE TOTAL
                               RETURN FUND, INC.










                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2003

================================================================================


CONTENTS

Letter to Shareholders                                             1
Portfolio Summary                                                  3
Schedule of Investments                                            4
Statement of Assets and Liabilities                                9
Statement of Operations                                           10
Statement of Changes in Net Assets                                11
Financial Highlights                                              12
Notes to Financial Statements                                     13
Results of Annual Meeting of Stockholders                         17
Description of Dividend Reinvestment & Cash Purchase Plan         18
Summary of General Information                                    20
Shareholder Information                                           20
Privacy Policy Notice                                             21

LETTER TO SHAREHOLDERS



                                                                   July 25, 2003

Dear Fellow Shareholders:

We are pleased to report the semi-annual results of Cornerstone Total Return Fund, Inc. (the "Fund"), covering the six months ended June 30, 2003. This Fund resulted from the merger in October 2002 of The Cornerstone Strategic Return Fund, Inc. with and into EIS Fund, Inc., and the subsequent name and stock ticker symbol change. At the end of the period, the Fund's net assets were $61.9 million and the Net Asset Value ("NAV") per share was $13.17. The share price closed at $13.99, representing a premium over NAV of 6.2%. Monthly distributions to shareholders during the period have totaled $0.99 per share, most of which is expected to be classified as non-taxable return-of-capital. Year-to-date 2003 total investment return at market value for shareholders who reinvested their distributions was 33.7%, significantly outperforming the Fund's benchmark, the S&P 500 Index, which returned 11.76% for the six-month period. We are gratified that our strategic vision for enhancing shareholder value has resulted in positive market performance.

CREATING VALUE FOR OUR SHAREHOLDERS

Since assuming portfolio management responsibilities for the Fund at the start of 2002, the main goal of the Fund's investment manager, Cornerstone Advisors, Inc., has been to add value for the owners of the Fund, our shareholders, by continuing to outperform the Fund's benchmark. We have accomplished this objective so far by focusing on portfolio performance, minimizing Fund expenses, and taking advantage of the Fund's discount to NAV for the benefit of its shareholders. The Fund and its investment manager remain firmly committed to this important goal, both now and over the long-term. The greatest contribution to Fund performance thus far in 2003 has resulted from actions designed to take advantage of the Fund's discount. After commencing the year with a price discount to NAV of 11.9%, the Fund's discount continued to close throughout the first half of the year, until the ending stock price on June 30th stood at a substantial 6.2% premium over the underlying portfolio NAV. We think that this vastly improving discount picture confirms the market's favorable view of our strategy and direction. We believe the Fund's monthly distribution policy with a fixed payout has been instrumental in contributing to this discount elimination and movement to a premium, while also providing maximum flexibility to shareholders. Shareholders can choose to receive substantial portions of their investment in cash via these large monthly distributions, or to continue their holdings in the Fund's stock by reinvesting in additional shares. As an added benefit to shareholders, losses in the portfolio are expected to allow most of the distributions to be classified as return-of-capital, which will defer the impact of capital gains taxes until significant Fund profits are realized in future periods. Repurchases of shares selling below NAV in the open market have enhanced NAV performance. Furthermore, these repurchases have served to reduce the supply of shares available for sale, thus changing the demand/supply balance and helping to reduce any existing discount.

The investment manager also attempts to enhance portfolio performance by exploiting temporary and occasional pricing inefficiencies in certain securities, representing components of a fully diversified U.S. stock portfolio. The availability and magnitude of such opportunities are unpredictable and therefore, any potential portfolio out-performance will in all probability vary considerably from year to year.

--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (CONCLUDED)

On-going, diligent attention to Fund expenses has allowed continued substantial reductions in expense levels. In a demonstration of it's commitment, Cornerstone Advisors, Inc. has extended its voluntary agreement to waive a substantial portion of its management fees to the extent that monthly operating expenses exceed a monthly rate of 0.10%. The investment manager takes a serious view of the importance of controlling expenses, and fully intends for our Fund to continue to enjoy one of the lowest expense ratios among comparable closed-end funds.

MARKET ENVIRONMENT AND OUTLOOK

Following three consecutive years of dismal returns, U.S. investors welcomed the strong recovery in the equity markets exhibited thus far in 2003. The S&P 500 Index enjoyed its best quarter since 1998 in the second quarter, after experiencing meandering weakness in the first three months of the year. Most foreign equity markets also finished positive for the period. International political uncertainty, continuing concerns in Iraq and complications such as the SARS epidemic all combined to keep second quarter earnings expectations low. However, the market continues to anticipate stronger recovery in the second half of this year.

Economic weakness continues to frustrate analysts and no consensus yet exists for when solid evidence of a sustained recovery should be expected. Unemployment remains stubbornly high and business investment remains unacceptably low. But consumer spending and confidence both remain high, and the housing market is still strong. The powerful combination of massive fiscal stimulus provided by tax cuts and tremendous monetary stimulus from continuing low interest rates should yet help put the economy back firmly on the right track. For most of first half of 2003, the Fund's portfolio remained essentially fully invested, with broad diversification across and within sectors, by utilizing closed-end fund and global equity positions. This approach has continued to serve us well and helped produce the sizable year-to-date Fund performance. We remain convinced the most compelling opportunities are still in the equity area, rather than in fixed-income investments. The Fund's portfolio will continue to consist primarily of stock holdings in the strongest, most stable U.S. companies and should provide solid returns for the long-term investor.

The Fund's Board of Directors, officers and investment manager are all mindful of the trust that our shareholders have placed in us. We know you have a choice, we appreciate your support, and we look forward to continuing our service to you in the future.

Sincerely,

/s/ Ralph W. Bradshaw
---------------------
Ralph W. Bradshaw
Chairman


IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.


--------------------------------------------------------------------------------

CORNERSTONE TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2003 (UNAUDITED)


TOP TEN, BY SECTOR
                                                            Percent of
             Sector                                         Net Assets
--------------------------------------------------------------------------------
1.   Financials                                                19.1
2.   Information Technology                                    14.8
3.   Consumer Discretionary                                    14.4
4.   Healthcare                                                13.7
5.   Industrials                                               11.4
6.   Consumer Staples                                           9.2
7.   Energy                                                     5.0
8.   Telecommunication Services                                 3.4
9.   Utilities                                                  2.6
10.  Materials                                                  1.8

TOP TEN HOLDINGS, BY ISSUER

              Holding                         Sector                 Net Assets
--------------------------------------------------------------------------------
1.   General Electric Co.                     Industrials               3.6
2.   Microsoft Corp.                          Information Technology    3.5
3.   Pfizer Inc.                              Healthcare                3.1
4.   Wal-Mart Stores, Inc.                    Consumer Discretionary    2.9
5.   Exxon Mobil Corp.                        Energy                    2.7
6.   Citigroup Inc.                           Financials                2.4
7.   American International Group, Inc.       Financials                1.9
8.   International Business Machines Corp.    Information Technology    1.9
9.   Johnson & Johnson                        Healthcare                1.9
10.  Intel Corp.                              Information Technology    1.8




--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                            No. of             Value
Description                                 Shares            (Note A)
--------------------------------------------------------------------------------

EQUITY SECURITIES - 95.57%
UNITED STATES - 94.16%
  CLOSED-END DOMESTIC FUND - 0.27%
  Gabelli Global Multimedia
    Trust, Inc.                              21,700          $   168,175
                                                             -----------
CONSUMER DISCRETIONARY - 12.94%
AOL Time Warner Inc.+                        31,500              506,835
Bed Bath & Beyond Inc.+                       2,500               97,025
Best Buy Co., Inc.+                           5,000              219,600
Carnival Corp.                                5,300              172,303
Clear Channel
  Communications, Inc.+                       2,700              114,453
Comcast Corp., Class A+                       8,508              256,771
Comcast Corp.,
  Special Class A +                           7,500              216,225
Costco Wholesale Corp.+                       4,600              168,360
CVS Corp.                                     2,500               70,075
Dana Corp.                                    2,500               28,900
Delphi Corp.                                  5,100               44,013
Eastman Kodak Co.                             2,500               68,375
Federated Department Stores, Inc.             2,500               92,125
Ford Motor Co.                               15,200              167,048
Fortune Brands, Inc.                          2,500              130,500
Gannett Co., Inc.                             2,500              192,025
Gap, Inc. (The)                               6,900              129,444
General Motors Corp.                          5,000              180,000
Harley-Davidson, Inc.                         5,000              199,300
Harrah's Entertainment, Inc.+                 2,500              100,600
Hilton Hotels Corp.                           5,000               63,950
Home Depot, Inc. (The)                       17,800              589,536
Kohl's Corp.+                                 2,500              128,450
Limited Brands                                4,500               69,750
Lowe's Companies, Inc.                        6,200              266,290
Mattel, Inc.                                  4,500               85,140


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                            No. of           Value
Description                                 Shares          (Note A)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)
May Department Stores Co. (The)               2,500          $    55,650
McDonald's Corp.                             10,600              233,836
Monsanto Co.                                  1,773               38,368
Office Depot, Inc. +                          2,500               36,275
Omnicom Group Inc.                            1,500              107,550
Reebok International Ltd.+                    2,500               84,075
Sears, Roebuck & Co.                          2,500               84,100
Staples, Inc.+                                4,600               84,410
Starbucks Corp.+                              2,500               61,300
Target Corp.                                  7,100              268,664
TJX Companies, Inc. (The)                     4,000               75,360
Viacom Inc., non-voting Class B+              9,000              392,940
Wal-Mart Stores, Inc.                        32,900            1,765,743
Walt Disney Co. (The)                        14,200              280,450
Yum! Brands, Inc.+                            2,500               73,900
                                                             -----------
                                                               7,999,714
                                                             -----------

CONSUMER STAPLES - 9.21%
Albertson's, Inc.                             2,500               48,000
Altria Group, Inc.                           19,200              872,448
Anheuser-Busch Companies, Inc.                6,200              316,510
Archer-Daniels-Midland Co.                    5,650               72,716
Campbell Soup Co.                             3,200               78,400
Coca-Cola Co. (The)                          21,600            1,002,456
Coca-Cola Enterprises Inc.                    2,500               45,375
Colgate-Palmolive Co.                         5,100              295,545
ConAgra Foods, Inc.                           2,500               59,000
General Mills, Inc.                           2,500              118,525
Gillette Co. (The)                            8,600              273,996
H.J. Heinz Co.                                2,700               89,046
Kimberly-Clark Corp.                          5,000              260,700
Kroger Co. (The)+                             6,600              110,088
PepsiCo, Inc.                                12,600              560,700
Procter & Gamble Co. (The)                   10,000              891,800



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        4

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                            No. of             Value
Description                                 Shares            (Note A)
--------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)
Safeway Inc.+                                 4,900         $    100,254
Sara Lee Corp.                                6,300              118,503
Walgreen Co.                                  8,100              243,810
Wm. Wrigley Jr. Co.                           2,500              140,575
                                                             -----------
                                                               5,698,447
                                                             -----------
ENERGY - 5.00%
Anadarko Petroleum Corp.                      2,500              111,175
Calpine Corp. +                               3,000               19,800
CenterPoint Energy, Inc.                      5,700               46,455
ChevronTexaco Corp.                           8,302              599,404
ConocoPhillips                                3,669              201,061
El Paso Corp.                                 4,800               38,784
Exxon Mobil Corp.                            46,500            1,669,815
Marathon Oil Corp.                            2,500               65,875
Reliant Resources, Inc.+                      4,494               27,548
Schlumberger Ltd.                             5,100              242,607
Unocal Corp.                                  2,500               71,725
                                                             -----------
                                                               3,094,249
                                                             -----------

FINANCIALS - 19.05%
AFLAC Inc.                                    4,000              123,000
Allstate Corp. (The)                          5,200              185,380
American Express Co.                          8,600              359,566
American International Group, Inc.           21,331            1,177,045
Bank of America Corp.                        10,900              861,427
Bank of New York Co., Inc. (The)              5,900              169,625
Bank One Corp.                                9,300              345,774
BB&T Corp.                                    4,500              154,350
Capital One Financial Corp.                   1,000               49,180
Charles Schwab Corp. (The)                   10,700              107,963
Citigroup Inc.                               35,100            1,502,280

--------------------------------------------------------------------------------
                                             No. of             Value
Description                                  Shares            (Note A)
--------------------------------------------------------------------------------

FINANCIALS (CONTINUED)
Fannie Mae                                    5,700          $   384,408
Fifth Third Bancorp                           5,100              292,434
Fiserv, Inc.+                                 2,500               89,025
FleetBoston Financial Corp.                   8,500              252,535
Freddie Mac                                   5,800              294,466
Goldman Sachs Group, Inc. (The)               3,000              251,250
Hartford Financial
Services Group, Inc. (The)                    4,600              231,656
HSBC Holdings plc ADR                         2,514              148,602
J.P. Morgan Chase & Co.                      14,700              502,446
John Hancock Financial Services, Inc.         3,500              107,555
Lehman Brothers Holdings Inc.                 2,500              166,200
Marsh & McLennan
Companies, Inc.                               4,600              234,922
MBNA Corp.                                   10,050              209,442
Mellon Financial Corp.                        4,800              133,200
Merrill Lynch & Co., Inc.                     6,600              308,088
MetLife, Inc.                                 6,000              169,920
Morgan Stanley                                6,200              265,050
National City Corp.                           5,300              173,363
Northern Trust Corp.                          1,100               45,969
PNC Financial Services Group                  1,400               68,334
Principal Financial Group, Inc.               2,500               80,625
Progressive Corp. (The)                       2,500              182,750
Prudential Financial, Inc.                    5,000              168,250
State Street Corp.                            1,600               63,040
SunTrust Banks, Inc.                          1,500               89,010
Travelers Property Casualty Corp.,
Class A                                       1,731               27,523
Travelers Property Casualty Corp.,
Class B                                       3,558               56,110
U.S. Bancorp                                 15,700              384,650


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        5

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                              No. of           Value
Description                                   Shares         (Note A)
--------------------------------------------------------------------------------

FINANCIALS (CONTINUED)
Wachovia Corp.                               11,600           $  463,536
Washington Mutual, Inc.                       7,250              299,425
Wells Fargo & Co.                            12,000              604,800
                                                             -----------
                                                              11,784,174
                                                             -----------
HEALTHCARE - 13.69%
Abbott Laboratories                          10,700              468,232
Amgen Inc.+                                   8,300              555,934
Baxter International Inc.                     5,100              132,600
Becton, Dickinson & Co.                       2,500               97,125
Boston Scientific Corp.+                      3,000              183,300
Bristol-Myers Squibb Co.                     12,100              328,515
Cardinal Health, Inc.                         2,500              160,750
CIGNA Corp.                                     800               37,552
Eli Lilly & Co.                               9,100              627,627
Genzyme Corp.+                                5,000              209,000
Guidant Corp.                                 2,500              110,975
HCA Inc.                                      2,600               83,304
HEALTHSOUTH Corp.+                            2,500                1,275
Johnson & Johnson                            22,600            1,168,420
King Pharmaceuticals, Inc.+                   2,500               36,900
McKesson Corp.                                2,500               89,350
Medtronic, Inc.                              10,100              484,497
Merck & Co. Inc.                             12,700              768,985
Pfizer Inc.                                  56,360            1,924,694
Schering-Plough Corp.                        11,400              212,040
Tenet Healthcare Corp.+                       5,000               58,250
UnitedHealth Group Inc.                       5,000              251,250
Wyeth                                        10,500              478,275
                                                             -----------
                                                               8,468,850
                                                             -----------
INDUSTRIALS - 11.38%
3M Co.                                        2,500              322,450
Automatic Data Processing, Inc.               7,500              253,950

--------------------------------------------------------------------------------
                                              No. of            Value
Description                                   Shares           (Note A)
--------------------------------------------------------------------------------

INDUSTRIALS (CONTINUED)
Boeing Co. (The)                              6,700          $   229,944
Burlington North Santa Fe Corp.               5,000              142,200
Caterpillar Inc.                              2,500              139,150
Cendant Corp.+                                7,100              130,072
Concord EFS, Inc.+                            5,000               73,600
CSX Corp.                                     2,500               75,225
Dover Corp.                                   3,500              104,860
Emerson Electric Co.                          4,500              229,950
FedEx Corp.                                   2,500              155,075
First Data Corp.                              5,000              207,200
General Dynamics Corp.                        2,500              181,250
General Electric Co.                         76,500            2,194,020
Honeywell International Inc.                 12,300              330,255
Illinois Tool Works Inc.                      2,500              164,625
Lockheed Martin Corp.                         5,000              237,850
Masco Corp.                                   4,600              109,710
Paychex, Inc.                                 5,000              146,550
Raytheon Co.                                  2,500               82,100
Southwest Airlines Co.                        6,100              104,920
Transocean Inc.+                              2,500               54,925
Tyco International Ltd.                      17,600              334,048
United Parcel Service, Inc., Class B          9,000              573,300
United Technologies Corp.                     4,700              332,901
Waste Management, Inc.                        5,300              127,677
                                                             -----------
                                                               7,037,807
                                                             -----------
INFORMATION TECHNOLOGY - 14.77%
Adobe Systems Inc.                            2,500               80,175
Agere Systems Inc., Class A+                     75                  175
Agere Systems Inc., Class B+                  1,851                4,257
Agilent Technologies, Inc.+                   5,000               97,750
Altera Corp.+                                 1,200               19,680
Analog Devices, Inc.+                         5,000              174,100
Apple Computer, Inc.+                         2,500               47,800


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        6

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                             No. of           Value
Description                                  Shares         (Note A)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)
Applied Materials, Inc.+                     19,400         $    307,684
CIENA Corp.+                                  1,500                7,785
Cisco Systems, Inc.+                         52,000              862,680
Computer Associates
  International, Inc.                         5,200              115,856
Corning Inc.+                                 7,500               55,425
Dell Computer Corp.+                         20,200              645,592
Electronic Data
  Systems Corp.                               7,500              160,875
EMC Corp.+                                    8,000               83,760
Hewlett-Packard Co.                          15,842              337,435
Intel Corp.                                  52,500            1,091,160
International Business
  Machines Corp.                             14,200            1,171,500
JDS Uniphase Corp.+                           9,700               34,047
Linear Technology Corp.                       2,500               80,525
Lucent Technologies Inc.+                     7,000               14,210
Maxim Integrated
  Products, Inc.                              2,500               85,475
Micron Technology, Inc.                       5,500               63,965
Microsoft Corp.                              84,800            2,171,728
Motorola, Inc.                               16,100              151,823
Oracle Corp.+                                43,100              518,062
PerkinElmer, Inc.                             1,500               20,715
QUALCOMM Inc.                                 3,400              121,550
Sanmina-SCI Corp.+                            4,000               25,240
Siebel Systems, Inc.+                         5,000               47,700
Solectron Corp.+                              5,700               21,318
Sun Microsystems, Inc.+                      24,600              113,160
Texas Instruments Inc.                       13,500              237,600
Yahoo! Inc.+                                  5,000              163,800
                                                             -----------
                                                               9,134,607
                                                             -----------

--------------------------------------------------------------------------------
                                             No. of             Value
Description                                  Shares           (Note A)
--------------------------------------------------------------------------------

MATERIALS - 1.84%
Air Products & Chemicals, Inc.                2,500          $   104,000
Alcan Inc.                                    1,500               46,935
Alcoa Inc.                                    6,800              173,400
Dow Chemical Co. (The)                        7,200              222,912
E .I. du Pont de Nemours & Co.                5,800              241,512
Georgia-Pacific Corp.                         2,500               47,375
International Paper Co.                       4,800              171,504
Rohm & Haas Co.                               2,500               77,575
Weyerhaeuser Co.                              1,000               54,000
                                                             -----------
                                                               1,139,213
                                                             -----------
TELECOMMUNICATION SERVICES - 3.42%
ALLTEL Corp.                                  2,500              120,550
AT&T Corp.                                    5,260              101,255
AT&T Wireless Services Inc.+                 15,567              127,805
BellSouth Corp.                              12,700              338,201
SBC Communications Inc.                      25,600              654,080
Sprint Corp. (FON Group)                      4,100               59,040
Sprint Corp. (PCS Group)+                     4,300               24,725
Verizon Communications Inc.                  17,400              686,430
                                                             -----------
                                                               2,112,086
                                                             -----------
UTILITIES - 2.59%
American Electric Power Co., Inc.             5,500              164,065
Dominion Resources, Inc.                      5,000              321,350
Duke Energy Corp.                             6,600              131,670
Edison International+                         5,000               82,150
Exelon Corp.                                  2,500              149,525
FirstEnergy Corp.                             5,000              192,250
Public Service Enterprise Group Inc.          2,500              105,625
Scottish Power plc ADR                        4,000               97,240
Southern Co. (The)                            5,000              155,800


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        7

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                             No. of           Value
Description                                  Shares         (Note A)
--------------------------------------------------------------------------------

UTILITIES (CONTINUED)
TXU Corp.                                     3,700           $   83,065
Williams Companies, Inc. (The)                4,800               37,920
Xcel Energy, Inc.                             5,500               82,720
                                                               1,603,380

TOTAL UNITED STATES
(cost - $71,122,828)                                          58,240,702
                                                             -----------
CZECH REPUBLIC - 1.41%
CONSUMER DISCRETIONARY - 1.41%
Bonton AS                                    68,590              145,461
Bonton Book AS                               68,590              145,461
Bonton Disc AS                               68,590              145,486
Bonton Film Entertainment AS                 68,590              145,461
Bonton Music AS                              68,590              145,485
Bonton Pictures AS                           68,590              145,485
                                                             -----------
TOTAL CZECH REPUBLIC
(cost - $894,867)                                                872,839
                                                             -----------
TOTAL EQUITY SECURITIES - 95.57%
(cost - $72,017,695)                                          59,113,541
                                                             -----------

                                                Amount     Value
Description                                     (000's)    (Note A)
SHORT-TERM INVESTMENT - 4.58%
REPURCHASE AGREEMENT - 4.58%
Bear, Stearns & Co. Inc.
(Agreement dated 06/30/03 to be
repurchased at $2,829,242),
1.10%, 07/01/03
(cost - $2,829,156) (Note F)              $   2,829          $ 2,829,156
                                                             -----------

TOTAL INVESTMENTS - 100.15%
(cost - $74,846,851) (Notes A, G)                             61,942,697
                                                             -----------

SECURITIES LENDING
COLLATERAL (Note E) - 1.34%                                      830,584

LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.49)%                                                (920,356)
                                                             -----------

NET ASSETS - 100.00%                                         $61,852,925
                                                             ===========
 +    Non-income producing security.
ADR   American Depositary Receipts.



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost $74,846,851) (Notes A, G)                          $ 61,942,697
Cash collateral received for securities loaned (Note E)                             830,584
Receivables:
   Dividends                                                                         75,558
   Interest                                                                           1,395
Prepaid expenses                                                                     16,711
                                                                               ------------
Total Assets                                                                     62,866,945
                                                                               ------------
LIABILITIES
Payables:
   Upon return of securities loaned (Note E)                                        830,584
   Investment management fees (Note B)                                                9,382
   Other accrued expenses                                                           174,054
Total Liabilities                                                                 1,014,020
                                                                               ------------
NET ASSETS (applicable to 4,694,778 shares of common stock outstanding)        $ 61,852,925
                                                                               ------------

NET ASSET VALUE PER SHARE ($61,852,925 / 4,694,778)                            $      13.17
                                                                               ============
NET ASSETS CONSISTS OF
Capital stock, $0.01 par value; 4,694,778 shares issued and outstanding
(15,000,000 shares authorized)                                                 $     46,948
Paid-in capital                                                                  94,167,851
Cost of 14,282 shares repurchased                                                  (159,454)
Distributions in excess of net investment income                                 (4,438,607)
Accumulated net realized loss on investments                                    (14,859,659)
Net unrealized depreciation in value of investments                             (12,904,154)
                                                                               ------------
Net assets applicable to shares outstanding                                    $ 61,852,925
                                                                               ============



                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income (Note A):
  Dividends                                                      $    536,633
  Interest                                                              7,903
                                                                 ------------
  Total Investment Income                                             544,536
                                                                 ------------
Expenses:
  Investment management fees (Note B)                                 293,022
  Administration fees                                                  29,292
  Transfer agent fees                                                  21,017
  Legal and audit fees (Note B)                                        17,921
  Directors' fees                                                      16,612
  Accounting fees                                                      16,181
  Printing                                                             12,523
  Stock exchange listing fees                                           7,623
  Custodian fees                                                        6,558
  Japanese filings                                                      5,740
  Insurance                                                             5,316
  Other                                                                   544
                                                                 ------------
  Total Expenses                                                      432,349
  Less: Management fee waivers (Note B)                               (66,680)
  Less: Fees paid indirectly (Note B)                                 (11,335)
                                                                 ------------
    Net Expenses                                                      354,334
                                                                 ------------
  Net Investment Income                                               190,202
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized loss from investments                                 (619,904)
  Net change in unrealized depreciation in value of investments     6,399,013
                                                                 ------------
  Net realized and unrealized gain on investments                   5,779,109
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  5,969,311
                                                                 ============


                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           For the Six
                                                                                           Months Ended          For the Year
                                                                                          June 30, 2003             Ended
                                                                                           (unaudited)         December 31, 2002
                                                                                           ------------          ------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                                                                    $    190,202          $    397,285
  Net realized loss on investments                                                             (619,904)              (10,666)
  Net change in unrealized appreciation/(depreciation) in value of
    investments                                                                               6,399,013            (8,144,534)
                                                                                           ------------          ------------
  Net increase/(decrease) in net assets resulting from operations                             5,969,311            (7,757,915)
                                                                                           ------------          ------------
Dividends and distributions to shareholders (Notes A, G):
  Net investment income                                                                        (190,202)             (397,285)
  Return-of-capital                                                                          (4,438,607)           (4,727,860)
                                                                                           ------------          ------------
    Total dividends and distributions to shareholders                                        (4,628,809)           (5,125,145)
                                                                                           ------------          ------------
Capital stock transactions (Note D):
  Net assets received in conjunction with Merger
    Agreement (Note A)                                                                               --            33,396,970
  Proceeds from 37,118 and 47,882 shares newly issued in
    reinvestment of distributions, respectively                                                 451,098               610,487
  Cost of 7,500 and 43,900 shares repurchased, respectively                                     (90,050)             (520,502)
                                                                                           ------------          ------------
  Net increase in net assets resulting from capital stock transactions                          361,048            33,486,955
                                                                                           ------------          ------------

  Total increase in net assets                                                                1,701,550            20,603,895
                                                                                           ------------          ------------
NET ASSETS

Beginning of period                                                                         60,151,375             39,547,480
                                                                                           ------------          ------------

End of period                                                                              $ 61,852,925          $ 60,151,375
                                                                                           ============          ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the Years Ended December 31,
                                             For the Six    -----------------------------------------------------------------------
                                            Months Ended
                                            June 30, 2003
                                             (unaudited)       2002          2001           2000            1999          1998
                                             -----------    -----------    -----------    -----------    -----------    -----------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period         $     12.89    $     18.30    $     18.28    $     17.62    $     18.78    $     18.52
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net investment income                               0.04#          0.15#          0.52           1.07           1.03           1.06
Net realized and unrealized gain/(loss)
  on investments                                    1.23          (3.57)          0.24           0.63          (1.20)          0.23
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net increase/(decrease) in net assets
  resulting from operations                         1.27          (3.42)          0.76           1.70          (0.17)          1.29
                                             -----------    -----------    -----------    -----------    -----------    -----------

Dividends and distributions to shareholders:
  Net investment income                            (0.04)         (0.18)         (0.66)         (1.05)         (1.01)         (1.03)
  Return-of-capital                                (0.95)         (1.80)         (0.09)            --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions to
shareholders                                       (0.99)         (1.98)         (0.75)         (1.05)         (1.01)         (1.03)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Capital stock transactions:
Anti-dilutive effect due to capital stock
  repurchased                                         --           0.02           0.01           0.01           0.02             --
Dilutive effect due to shares
  issued in reinvestment of dividends
  and distributions                                   --          (0.03)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Total capital stock transactions                      --          (0.01)          0.01           0.01           0.02             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period               $     13.17    $     12.89    $     18.30     $   18.28     $     17.62    $     18.78
Market value, end of period                  $     13.99    $    11.350    $    16.290    $   15.875     $     14.250   $     16.560
Total investment return (a)                        33.65%        (19.30)%         8.91%         19.02%         (8.39)%         5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $    61,853    $    60,151    $    39,547    $   39,640    $   38,283      $    41,069
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                    1.21%(d)       1.50%            --            --            --               --
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                 1.48%(d)       2.07%          3.01%           --            --               --
Ratio of expenses to average net assets,
  net of fee waivers but excluding fees paid
  indirectly, if any                                1.25%(d)       1.63%            --          1.06%         1.05%            0.97%
Ratio of net investment income to
  average net assets                                0.65%(d)       1.01%          2.77%         5.97%         5.60%            5.62%
Portfolio turnover                                    --          86.60%            --         15.87%        16.09%           15.88%
------------------------------------------------------------------------------------------------------------------------------------

 #      Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)     Expenses are net of fees paid indirectly.
(c)     Expenses exclude fees paid indirectly.
(d)     Annualized.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek total return consisting of capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. On October 31, 2002, the Fund (then known as "EIS Fund, Inc.") consummated a merger with The Cornerstone Strategic Return Fund, Inc. (the "Predecessor Fund"). Pursuant to the terms of the agreement governing the merger, each share of common stock of the Predecessor Fund was converted into an equivalent dollar amount of full shares of common stock of the Fund, based on the net asset value of the Fund and the Predecessor Fund as of October 30, 2002 ($13.35 and $7.33, respectively), resulting in a conversion ratio of
0.5490 shares of the Fund for each share of the Predecessor Fund resulting in the issuance of 2,500,087 Fund shares. Cash was paid in lieu of fractional shares. Net assets of the Fund and the Predecessor Fund as of the merger date were $29,172,812 and $33,396,970, including unrealized depreciation of $5,895,432 and $12,013,315, respectively. In addition, the Predecessor Fund's net assets included undistributed capital losses of $14,137,957. Total net assets after the merger were $62,569,782. Upon the consummation of the merger, the Fund changed its name to Cornerstone Total Return Fund, Inc.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. At June 30, 2003, the Fund held 1.41% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,867 and a fair value of $872,839. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:
Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

DISTRIBUTIONS OF INCOME AND GAINS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. Prior thereto, the Fund distributed at least annually to shareholders, substantially all of its net investment income and net realized short-term capital gains, if any. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

The character of dividends and distributions made during the six months ended June 30, 2003 from net investment income or net realized gains may differ from their ultimate characterization for U.S. income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's investment manager with respect to all investments. As compensation for its management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. Cornerstone has voluntarily agreed to waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.10% of average net assets calculated monthly. Cornerstone voluntarily agreed to continue the undertaking through December 31, 2003. For the six months ended June 30, 2003, Cornerstone earned $293,022 for investment management services, of which it waived $66,680.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $11,335 arising from credits earned on portfolio transactions executed with a broker, pursuant to directed brokerage arrangement.


--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The Fund paid or accrued approximately $12,899 for the six months ended June 30, 2003 for legal services to Spitzer & Feldman P.C., counsel to the Fund. Thomas
R. Westle, a partner of the firm, serves as secretary of the Fund.

At June 30, 2003, pursuant to regulatory filings, a single shareholder and his affiliates owned approximately 43% and 6% of the outstanding shares of the Fund based on a Schedule 13G/A filing with the Securities and Exchange Commission on February 7, 2003 and February 13, 2003, respectively.

NOTE C.  INVESTMENT IN SECURITIES

For the six months ended June 30, 2003, purchases and sales of securities, other than short-term investments, were $2,807 and $6,476,324, respectively.

NOTE D.   SHARE REPURCHASE PROGRAM

Pursuant to Section 23 of the Investment Company Act of 1940, as amended the Fund may in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. For the six months ended June 30, 2003, the Fund repurchased 7,500 of its shares for a total cost of $ 90,050 at a weighted average discount of 12.01% from net asset value. The discount of the individual repurchases ranged from 11.76% - 12.13%. For the year ended December 31, 2002, the Fund purchased 43,900 shares for a total cost of $540,395 at a weighted average discount of 13.56% from net asset value. The discount of the individual repurchases ranged from 9.87% - 16.26%. No limit has been placed on the number of shares to be purchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury, effective January 1, 2002.

NOTE E.  SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers and the related collateral received at June 30, 2003 were $813,743 and $830,584, respectively. Any cash collateral received is reinvested into repurchase agreements, which in turn are collateralized by various U.S. Government and Agency securities.

During the six months ended June 30, 2003, the Fund earned $596 in securities lending income that is included under the caption INTEREST in the Statement of Operations.
--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

NOTE F. COLLATERAL FOR REPURCHASE AGREEMENT

Listed below is the collateral associated with the repurchase agreement with Bear, Stearns & Co. Inc. outstanding at June 30, 2003.


                         PRINCIPAL
                         AMOUNT                      MARKET
ISSUER                   (000'S)      MATURITY       VALUE
------                   ---------    --------     ----------
United States
Treasury Bond,
(interest only)          $6,380       2/15/20      $2,911,513
                                                   ==========
NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax characteristic of distributions paid during the year ended December 31, 2002 for return-of-capital and net investment income were $4,727,860 and $397,285, respectively.

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses").

At December 31, 2002, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $14,143,775 of which $91,132 expires in 2008 and $14,052,643 expires in 2010.

At June 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $74,942,831, $1,354,941, $(14,355,075) and $(13,000,134), respectively.


--------------------------------------------------------------------------------
                                       16

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On April 11, 2003, the Annual Meeting of Stockholders of Cornerstone Total Return Fund, Inc. was held and the following matter was voted upon:

     (1) To elect seven Directors until the year 2004 Annual Meeting.

     NAME OF DIRECTORS                          FOR            WITHHOLD
     -----------------                       ---------         --------
     Gary A. Bentz                           4,319,742           14,739
     Ralph W. Bradshaw                       4,319,042           15,439
     Thomas H. Lenagh                        4,327,366            7,115
     Edwin Meese III                         4,317,797           16,684
     Scott B. Rogers                         4,328,287            6,194
     Andrew A. Strauss                       4,328,193            6,288
     Glenn W. Wilcox, Sr.                    4,319,228           15,253





--------------------------------------------------------------------------------
                                       17

DESCRIPTION OF DIVIDEND REINVESTMENT & CASH PURCHASE PLAN (UNAUDITED) Shareholders who have Shares registered directly in their own names automatically participate in the Fund's Dividend Reinvestment & Cash Purchase Plan (the "Plan"), unless and until an election is made to withdraw from the Plan on behalf of such participating shareholders. Shareholders who do not wish to have distributions automatically reinvested should so notify American Stock Transfer & Trust Co. (the "Agent") at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or call (877)248-6416. Under the Plan, all of the Fund's dividends and other distributions to shareholders are reinvested in full and fractional Shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Dividend" and collectively, "Dividends"), the Agent, on the shareholders' behalf, will: (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or, (ii) at the sole discretion of the Board of Directors, be authorized to purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at a price equal to the average closing price of the Fund over the five trading days preceding the payment date of such dividend.

Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Dividends automatically reinvested should so notify the Fund in writing. If a Shareholder has not elected to receive cash Dividends and the Agent does not receive notice of an election to receive cash Dividends prior to the record date of any dividend, the shareholder will automatically receive such Dividends in additional Shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Dividend payment date. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a Share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of each Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the Shareholder's name and held for the account of beneficial owners participating in the Plan.



--------------------------------------------------------------------------------

DESCRIPTION OF DIVIDEND REINVESTMENT & CASH PURCHASE PLAN (UNAUDITED)
(CONCLUDED)

There will be no charge to participants for reinvesting Dividends other than their share of brokerage commissions as discussed below. The Agent's fees for administering the Plan and handling the reinvestment of Dividends will be paid by the Fund. Each participant's account will be charged a pro-rata share of brokerage commissions incurred with respect to the Agent's Open Market Purchases in connection with the reinvestment of Dividends.

Brokerage charges for purchasing small amounts of shares for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing shares for all the participants in blocks and pro-rating the lower commission that may be attainable.

The automatic reinvestment of Dividends will not relieve participants of any income tax that may be payable on such Dividends. Participants who receive shares pursuant to the Plan as described above will recognize taxable income in the amount of the fair market value of those shares. In the case of non-U.S. participants whose Dividends are subject to U.S. income tax withholding and in the case of participants subject to 28% federal backup withholding, the Agent will reinvest Dividends after deduction of the amount required to be withheld.

The Fund reserves the right to amend or terminate the Plan by written notice to participants. All correspondence concerning the Plan should be directed to the Agent at the address referred to in the first paragraph of this section.

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                                       19

SUMMARY OF GENERAL INFORMATION

The Fund - Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek total return, consisting of capital appreciation and current income by investing primarily all of its assets in equity securities of U.S. and non-U.S. issuers whose securities trade on a U.S. securities exchange or over the counter or as American Depositary Receipts or other forms of depositary receipts which trade in the United States. The Fund is managed by Cornerstone Advisors, Inc.


SHAREHOLDER INFORMATION

Effective February 21, 2003, the Fund is listed on the American Stock Exchange, LLC (symbol "CRF"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "Cnrstn TR" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnTtlRtn." The net asset value per share is published under "Closed-End Funds" each Sunday in THE NEW YORK TIMES UNDER THE DESIGNATION "CNRSTN TR" and each Monday in THE WALL STREET JOURNAL and BARRON'S under the designation "CornrstnTtlRtn Fd".

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NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT
COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE TOTAL RETURN FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------





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                                       20

PRIVACY POLICY NOTICE

The following is a description of Cornerstone Total Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.



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                                       21

ITEM 2. CODE OF ETHICS.

   (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

   (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

        (i) Has at least one audit committee financial expert serving on its audit committee; or

        (ii) Does not have an audit committee financial expert serving on its audit committee.

   (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

        (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

        (ii) Be an "interested person" of the investment company as defined in
        Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

   (3) If the registrant provides the disclosure required by paragraph
   (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
           (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

           (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

           (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

           (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

           (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

           (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

           (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 6. [Reserved]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 1, 2003.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

           (a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

           (b) There were no significant changes in registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

           File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

           (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

           (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

                                   SIGNATURES

                           [See General Instruction F]

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CORNERSTONE TOTAL RETURN FUND, INC.

By (Signature and Title)*

/S/ RALPH W. BRADSHAW
-----------------------
RALPH W. BRADSHAW,
Chairman and President (Principal Executive Officer)

Date:  September 4, 2003

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ RALPH W. BRADSHAW
-----------------------
RALPH W. BRADSHAW,
Chairman and President (Principal Executive Officer)

Date: September 4, 2003

By (Signature and Title)*

/S/ GARY A. BENTZ
-----------------------
GARY A. BENTZ,
Vice President and Treasurer (Principal Financial Officer)

Date:  September 4, 2003

* Print the name and title of each signing officer under his or her signature.


ALL CERTIFICATIONS (UNDER THE ACT'S SECTION 302 AND 906) SHOULD BE INCLUDED IN ONE EDGAR EX-99.CERT EXHIBIT DOCUMENT TO FORM N-CSR)